Investments in associates and joint ventures (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Jointly Controlled by Banco Santander	R$ 80,004	R$ 134,043	R$ 54,493
Banco RCI Brasil S.A.	66,229	84,214	62,813
CIP S.A.		50,607
Estruturadora Brasileira de Projetos S.A. - EBP	20	43	(16)
Gestora de Inteligência de Crédito	(5,436)	(13,365)	(14,419)
Santander Auto S.A.	19,191	12,544	6,115
Jointly Controlled by Santander Corretora de Seguros	3,300	65,136	91,833
Webmotors S.A.		52,085	45,817
Tecnologia Bancária S.A. - TECBAN	2,435	11,540	45,752
Hyundai Corretora de Seguros	353	(6)	216
PSA Corretora de Seguros e Serviços Ltda.	1,925	1,021	48
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	2	496
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	(1,415)
Aymoré CFI Subsidiaries			(2,142)
Solution 4 Fleet.			(2,142)
Significant Influence of Banco Santander	109,223
CIP S.A.	109,223
Significant Influence of Santander Corretora de Seguros	46,709
Webmotors S.A.	46,709
Total	R$ 239,236	R$ 199,179	R$ 144,184